Equity (Details) - Schedule of movement in share capital - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement in share capital [Abstract]
Begginning balance	40,353,101	40,295,078
Ending balance	44,742,963	40,353,101
Issue of shares	4,166,667
Exercise of options into shares	164,867	13,133
Exercise of restricted shares	58,328	44,890